Financial liabilities at fair value through profit and loss	6 Months Ended
Jun. 30, 2025
Financial liabilities at fair value through profit and loss
Financial liabilities at fair value through profit and loss

14Financial liabilities at fair value through profit and loss

Financial liabilities at fair value through profit and loss consists of the following Convertible Senior Secured Notes:

Mudrick
£ 000
As at December 31, 2024	524,242
Fair value movements	(258,719)
In-kind interest paid and accrued	5,782
Exchange differences on translation	(31,529)
As at June 30, 2025	239,776

Initial recognition

On December 15, 2021, Mudrick Capital purchased Convertible Senior Secured Notes of and from the Company in an aggregate principal amount of $200,000 thousand for an aggregate purchase price of $192,000 thousand (the “Purchase Price”). The Convertible Senior Secured Notes were initially convertible into up to 1,818,182 ordinary shares at an initial conversion rate of 9.09091 ordinary shares per $1,000 principal amount. The Convertible Senior Secured Notes bore interest at the rate of 9% per annum, as the Company elected to pay interest in-kind, by way of PIK Notes. Interest was paid semi-annually in arrears. The Convertible Senior Secured Notes had an initial maturity date of the fifth anniversary of issuance and were redeemable at any time by the Company for cash.

Substantial modification and partial conversion

On December 23, 2024, the Company entered into the First Supplemental Indenture setting forth certain amendments, including: (i) increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share (or 285.714 ordinary shares per $1,000 principal amount) for the other half.

The Company has determined that, in accordance with IFRS 9, these amendments represented a substantial modification of the existing financial liabilities and was therefore accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, with the difference between the carrying amount of the original instrument and the fair value of the new financial liability recognized in profit or loss during the year ended December 31, 2024.

Subsequent measurement

Following the execution of the First Supplemental Indenture and during the year ended December 31, 2024, the noteholders delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per Ordinary Share, which resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes.

As of June 30, 2025, a total of 39,430,443 ordinary shares are potentially issuable upon exercise of the remaining outstanding principal amount of Convertible Senior Secured Notes. Following the Partial Conversion, in accordance with the Investment Agreement, the Company’s wholly owned subsidiary, VAGL, entered into the second supplemental indenture to the Indenture with the Trustee (the “Second Supplemental Indenture”), pursuant to which VAGL became a guarantor of the Convertible Senior Secured Notes under the Indenture on a senior secured basis by granting fixed and floating charges over all of its assets.

14Financial liabilities at fair value through profit and loss (continued)

A number of other covenants exist in relation to the Company’s obligations in respect of the Convertible Senior Secured Notes, including (but not limited to): payments under the Convertible Senior Secured Notes and interest thereunder; furnishing the trustee with Exchange Act reports; compliance with Section 13 or 15(d) of the Exchange Act; provision of an annual compliance certificate; relinquishing of the benefit or advantage of, any stay, extension or usury law; acquisition of the Convertible Senior Secured Notes by the Company; permitting any Company subsidiaries to provide a charge over the Convertible Senior Secured Notes; limitation on liens securing indebtedness; limitation on asset sales; limitation on transactions with affiliates; limitation on restricted payments; and retention of $10 million cash. As at June 30, 2025, cash at bank includes £7,298 thousand in accordance with the above covenant.